employee future benefits - Pensions funded status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Funded Status - Planned surplus (deficit)
Interest expense	$ (1)	$ (17)
Present value of the defined benefit obligations
Funded Status - Planned surplus (deficit)
Balance at beginning of year	8,723
Balance at end of year	9,684	8,723
Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	57
Balance at end of year	(425)	57
Pension plans | Present value of the defined benefit obligations
Funded Status - Planned surplus (deficit)
Balance at beginning of year	8,723	9,419
Current service cost	91	108
Past service cost		1
Interest expense	335	318
Actuarial loss (gain) arising from changes in demographic assumptions	20	(62)
Actuarial loss (gain) arising from changes in financial assumptions	984	(588)
Settlements		(16)
Benefits paid	(469)	(457)
Balance at end of year	9,684	8,723
Pension plans | Plan assets
Funded Status - Planned surplus (deficit)
Balance at beginning of year	9,043	9,195
Interest expense	344	306
Return on plan assets - Actual return on plan assets (less than) greater than discount rate	408	(51)
Settlements		(16)
Contributions - Employer contributions	41	52
Contributions - Employees' contributions	19	20
Benefits paid	(469)	(457)
Administrative fees	(6)	(6)
Balance at end of year	9,380	9,043
Pension plans | Plan assets net of Effect of asset ceiling limit
Funded Status - Planned surplus (deficit)
Balance at beginning of year	8,780
Balance at end of year	9,259	8,780
Pension plans | Effect of asset ceiling limit
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(263)	(110)
Change	142	(153)
Balance at end of year	$ (121)	$ (263)